Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Nov. 01, 2022	Oct. 31, 2022	Jan. 31, 2022	Nov. 01, 2021	Oct. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 79,351		$ 103,873
Derivatives (Note 4)	72,175		91,133
Level 3 of fair value hierarchy [member] | Netted Derivatives [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	31	$ 50	50	$ 58	$ 47	$ 47
Derivatives (Note 4)	$ 239	$ 234	$ 234	$ 188	$ 179	$ 179